Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2013	$ 1,128,583	$ 8,908,243	$ 6,751,991	$ 36,858,451	$ 53,647,268
Net income				1,266,184	1,266,184
Other comprehensive income (loss), net			5,952,328		5,952,328
Cash dividends				(225,717)	(225,717)
Repurchases of common stock, net	(4,603)			(98,974)	(103,577)
Balance at Dec. 31, 2014	1,123,980	8,908,243	12,704,319	37,799,944	60,536,486
Net income				1,036,716	1,036,716
Other comprehensive income (loss), net			(11,947,158)		(11,947,158)
Cash dividends				(236,035)	(236,035)
Repurchases of common stock, net	(6,333)	5,117		(137,791)	(139,007)
Balance at Dec. 31, 2015	$ 1,117,647	$ 8,913,360	$ 757,161	$ 38,462,834	$ 49,251,002